UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21897

 NAME OF REGISTRANT:                     Manager Directed Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Douglas J. Neilson, President
                                         Manager Directed Portfolios,
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Avenue,
                                         5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-287-3101

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019

Pemberwick Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Manager Directed Portfolios
By (Signature)       /s/ Douglas J. Neilson
Name                 Douglas J. Neilson
Title                President
Date                 08/15/2019